Convertible promissory notes (Tables)	9 Months Ended
Oct. 31, 2014
Convertible Debt [Table Text Block]
	October 31,	January 31,
	2014	2014
10% convertible note payable with Northern Dynasty Minerals Ltd (“Northern Dynasty”) issued July 15, 2010	$-	$3,730,174

12% convertible note payable issued August 2013	176,490	247,500

Convertible note payable issued November 2013	250,000	250,000

12% convertible note payable issued August 2014	153,255	-

10% convertible note payable issued October 2014	105,489	-
	685,234	4,227,674

Less debt discount	(40,479)	(34,584)
Less current portion of convertible notes	(644,755)	(4,193,090)
Long-term convertible notes payable	$-	$-